Tooling and Equipment, Net (Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Depreciation and Amortization	$ 99,705	$ 98,348	$ 377,840	$ 468,817